Cover	May 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 13, 2021
Entity File Number	001-36193
Entity Registrant Name	TREVENA, INC.
Entity Central Index Key	0001429560
Entity Tax Identification Number	26-1469215
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 Chesterbrook Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Chesterbrook
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	354-8840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TRVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false